Related Parties - Summary of Ownership Interests (Detail)	Dec. 31, 2017
Servicio Cozumel SA de CV [member] | Pedro Joaquin Coldwell [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	60.00%
Servicio Cozumel SA de CV [member] | Pedro Oscar Joaquin Delbouis [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	20.00%
Servicio Cozumel SA de CV [member] | Nassim Joaquin Delbouis [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	20.00%
Planta de Combustible Cozumel, S. A. de C. V [member] | Pedro Joaquin Coldwell [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	40.00%
Planta de Combustible Cozumel, S. A. de C. V [member] | Fideicomiso Testamentario [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	57.00%
Gasolinera y Servicios Juarez, S. A. de C. V [member] | Pedro Joaquin Coldwell [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	40.00%
Gasolinera y Servicios Juarez, S. A. de C. V [member] | Fideicomiso Testamentario [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	40.00%
Gasolinera y Servicios Juarez, S. A. de C. V [member] | Ignacio Nassim Ruiz Joaquin [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	20.00%
Combustibles Caleta, S. A. de C. V [member] | Pedro Joaquin Coldwell [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	20.00%
Combustibles Caleta, S. A. de C. V [member] | Pedro Oscar Joaquin Delbouis [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	20.00%
Combustibles Caleta, S. A. de C. V [member] | Nassim Joaquin Delbouis [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	20.00%
Combustibles Caleta, S. A. de C. V [member] | Fideicomiso Testamentario [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	20.00%
Combustibles Caleta, S. A. de C. V [member] | Ignacio Nassim Ruiz Joaquin [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	20.00%
Combustibles San Miguel, S. A. de C. V [member] | Pedro Joaquin Coldwell [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	25.00%
Combustibles San Miguel, S. A. de C. V [member] | Pedro Oscar Joaquin Delbouis [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	25.00%
Combustibles San Miguel, S. A. de C. V [member] | Nassim Joaquin Delbouis [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	25.00%
Combustibles San Miguel, S. A. de C. V [member] | Ignacio Nassim Ruiz Joaquin [member]
Disclosure of transactions between related parties [line items]
Ownership share, percentage	25.00%